Revenue	6 Months Ended
Sep. 30, 2025
Revenue [Abstract]
REVENUE

NOTE 7 — REVENUE

	Six Months ended September 30, 2025	Six Months ended September 30, 2024
Supply chain services	$4,524,866	$6,329,678
Procurement and distribution	2,609,787	4,759,301
Consignment sales and other revenue	2,487	2,210
Total Revenue	$7,137,140	$11,091,189

During the six months ended September 30, 2025 and 2024, $4,524,866 and $6,329,678 of revenue were recognized, respectively, over time when services are delivered to customers over a short period of time. During the six months ended September 30, 2025 and 2024, $2,612,274 and $4,761,511 of revenue were recognized, respectively, in time when the goods are delivered to customers.

The Company presents the consideration that a customer pays before the Company transfers a service or goods to the customer as a contract liability when the payment is made. Contract liability is the Company’s obligation to transfer services to a customer for which the Company has received consideration from the customer. As of September 30, 2025, the balance of contract liability was $529,008. The contract liability amounted to $124,507 as of March 31, 2025 were recognized as revenue within the six months ended September 30, 2025.